Income Taxes (Details) - Schedule of composition of the Company’s net deferred tax liability - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
General loan loss allowance	$ 405	$ 371
Accrued expenses	102	164
Fair value accounting adjustments on acquisition	199	199
Nonaccrued interest on loans	109	118
Other real estate owned adjustments	3	17
Depreciation	42	37
Charitable contributions		12
State net operating loss carryforward	227
Total deferred tax assets	1,087	918
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(981)
Deferred loan origination costs	(30)	(33)
Loan servicing rights	(37)	(24)
Accrual to cash adjustment	(106)	(170)
Fair value accounting adjustments on acquisition	(547)	(547)
Total deferred tax liabilities	(1,701)	(1,755)
Net deferred tax liability	$ (614)	$ (837)